Fresh Start Accounting - Additional Information (Details) $ in Millions	Feb. 23, 2022 USD ($)
Reorganization, Chapter 11 [Line Items]
Enterprise value	$ 2,095
Maximum [Member]
Reorganization, Chapter 11 [Line Items]
Enterprise value	2,396
Minimum [Member]
Reorganization, Chapter 11 [Line Items]
Enterprise value	1,795
Median [Member]
Reorganization, Chapter 11 [Line Items]
Enterprise value	$ 2,095